Notes to the Profit or Loss Statement - Summary of Satisfaction of Performance Obligations - Additional Details (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Performance obligations fulfilled in previous periods	€ 119.2	€ 103.1	€ 85.5